STOCKHOLDERS’ EQUITY - Vallon - Q1 - Schedule of Warrants Outstanding to Purchase Common Stock (Details) - $ / shares	Mar. 31, 2023	Jul. 31, 2022	May 17, 2022
Class of Stock [Line Items]
Exercise Price per Share (in usd per share)		$ 0.01	$ 28.146
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Class of Stock [Line Items]
Exercise Price per Share (in usd per share)	$ 28.146		$ 28.146
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Warrants Expiring In 2026
Class of Stock [Line Items]
Number of Shares (in shares)	3,758
Exercise Price per Share (in usd per share)	$ 300.00
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Warrants Expiring In 2027
Class of Stock [Line Items]
Number of Shares (in shares)	24,667